Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair value measurements
Schedule of carrying amounts and fair values of financial instruments

	Carrying amount				Fair value
	December 31,		December 31,		December 31,		December 31,
	2021		2020		2021		2020
Assets
Derivative financial instruments	Ps.	28,771	Ps.	532	Ps.	28,771	Ps.	532

Liabilities
Financial debt (Interest-bearing loans and borrowings)		(6,285,649)		(5,350,612)		(6,234,241)		(5,527,332)
Derivative financial instruments		—		(9,657)		—		(9,657)
Total	Ps.	(6,256,878)	Ps.	(5,359,737)	Ps.	(6,205,470)	Ps.	(5,536,457)

The following table summarizes the fair value measurements on December 31, 2021:

	Fair value measurement
	Quoted prices		Significant		Significant
	in active		observable		unobservable
	markets		inputs		inputs
	Level 1		Level 2		Level 3		Total
Assets
Derivatives financial instruments:
Interest rate Caps	Ps.	—	Ps.	28,771	Ps.	—	Ps.	28,771
Liabilities
Liabilities for which fair values are disclosed:
Interest-bearing loans and borrowings**		—		(6,234,241)		—		(6,234,241)
Net	Ps.	—	Ps.	(6,205,470)	Ps.	—	Ps.	(6,205,470)

** LIBOR, SOFR curve and TIIE Mexican interbank rate. Includes short-term and long-term debt.

There were no transfers between level 1 and level 2 during the period.

The following table summarizes the fair value measurements on December 31, 2020:

	Fair value measurement
	Quoted prices		Significant		Significant
	in active		observable		unobservable
	markets		inputs		inputs
	Level 1		Level 2		Level 3		Total
Assets
Derivatives financial instruments:
Jet fuel Asian call options contracts*	Ps.	—	Ps.	206	Ps.	—	Ps.	206
Interest rate Caps		—		326		—		326
Liabilities
Derivatives financial instruments:Jet fuel Asian Zero-Cost collars options contracts*		—		(9,657)		—		(9,657)
Liabilities for which fair values are disclosed:
Interest-bearing loans and borrowings**		—		(5,527,332)		—		(5,527,332)
Net	Ps.	—	Ps.	(5,536,457)	Ps.	—	Ps.	(5,536,457)

* Jet fuel forwards levels and LIBOR curve.

** LIBOR curve and TIIE Mexican interbank rate. Includes short-term and long-term debt.

There were no transfers between level 1 and level 2 during the period.

Schedule of (loss) gain on derivatives recognized in consolidated statements of operations and comprehensive income

The following table summarizes the losses from derivatives financial instruments recognized in the consolidated statements of operations for the years ended December 31, 2021, 2020 and 2019:

Instrument	Financial statements line	2021		2020		2019
Jet fuel Asian call options contracts	Fuel	Ps.	(12,577)	Ps.	(20,646)	Ps.	(61,069)
Jet fuel Zero-Cost collars contracts	Fuel		—		(835,884)		(9,477)
Jet fuel Asian call options contracts	Finance cost		—		(12,981)		—
Jet fuel Zero-Cost collars contracts	Finance cost		—		(435,578)		—
Foreign currency forward	Aircraft and engine rent expenses		—		—		4,199
Interest rate cap	Finance cost		(1,443)		(1,468)		(1,282)
Total		Ps.	(14,020)	Ps.	(1,306,557)	Ps.	(67,629)

The following table summarizes the net gain (loss) on CFH before taxes recognized in the consolidated statements of comprehensive income for the years ended December 31, 2021, 2020 and 2019:

Consolidated statements of other comprehensive income (loss)

	Financial
Instrument	statements line	2021		2020		2019
Jet fuel Asian call options contracts	OCI	Ps.	11,997	Ps.	(11,993)	Ps.	11,148
Jet fuel Zero cost collars	OCI		9,657		(143,224)		256,515
Foreign currency contracts	OCI		—		—		(14,241)
Interest rate cap	OCI		(2,800)		(900)		(4,023)
Non derivative financial instruments*	OCI		1,577,473		(1,591,569)		14,096
Total		Ps.	1,596,327	Ps.	(1,747,686)	Ps.	263,495

*As of December 31, 2021, includes the effect of the discontinuation of the hedging strategies by Ps.2,251,442 as described in note 3b (i).